Investment Securities (Narrative) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Investment Securities [Line Items]
Gross realized gains on sales of Available-for-sale debt securities	¥ 36,529	¥ 79,165
Gross realized losses on sales of available-for-sale debt securities	33,773	26,596
Investment securities (gains) losses—net	485,145	¥ (746,078)
Other debt securities
Investment Securities [Line Items]
Investment securities (gains) losses—net	¥ 12,825